Acquisitions, Acquisition of Halo (Details) - USD ($)			12 Months Ended
	Dec. 19, 2019	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Businesses acquisition, cash consideration			$ 20,513,000	$ 0
Number of shares of common stock issued (in shares)		33,130,806
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Revenue			$ 15,577,000	$ 14,785,000
Net and comprehensive loss			(184,462,000)	(6,026,000)
Total Purchase Price		$ 146,569,000
Assets [Abstract]
Accounts receivable		69,000
Inventories		95,000
Intangible assets		986,000
Other assets		74,000
Total Assets		2,020,000
Liabilities [Abstract]
Total Liabilities		2,827,000
Net Assets (Liabilities) Acquired		$ (807,000)
Goodwill			18,614,000	$ 0
Halo Acquisition [Member]
Acquisitions [Abstract]
Businesses acquisition, cash consideration	$ 20,500,000
Number of shares of common stock issued (in shares)	2,134,390
Common stock, par value (in dollars per share)	$ 0.001
Value of common stock issued	$ 3,900,000
Seller notes issued	$ 15,000,000
Number of seller warrants issued (in shares)	937,500
Value of seller warrants issued	$ 300,000
Revenue	700,000
Net and comprehensive loss	(200,000)
Total Purchase Price	38,244,000
Assets [Abstract]
Property and equipment	260,000
Accounts receivable	5,540,000
Inventories	5,160,000
Intangible assets	14,690,000
Other assets	329,000
Total Assets	25,979,000
Liabilities [Abstract]
Accounts payable	4,628,000
Accrued liabilities	1,553,000
Long term liability	168,000
Total Liabilities	6,349,000
Net Assets (Liabilities) Acquired	19,630,000
Goodwill	18,614,000		$ 18,600,000
Halo Acquisition [Member] | Customer Relationships [Member]
Liabilities [Abstract]
Estimated life			7 years
Halo Acquisition [Member] | Trade Names [Member]
Liabilities [Abstract]
Estimated life			15 years
Royalty rate			2.00%
Halo Acquisition [Member] | General and Administrative Expense [Member]
Acquisitions [Abstract]
Transaction costs incurred	$ 900,000